INCOME TAXES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets	$ 521,856	$ 1,059,382	$ 1,111,923
Less Valuation allowance	(521,856)	(1,059,382)	(1,111,923)
Net deferred tax assets	0	0	0
Canada [Member]
Deferred tax assets	135,390	351,500	538,644
Hong kong [Member]
Deferred tax assets	23,638	39,714	46,636
PRC [Member]
Deferred tax assets	$ 362,828	$ 668,168	$ 526,643